Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Asset Retirement Obligations (Detail) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of asset retirement obligations [abstract]
Beginning balance		$ 10,799,997	$ 16,752,223
Business combination			156,578
Spin off effects	[1]		(4,257,531)
Effect of translation		(1,722,035)	(1,138,217)
Increase of the year		1,425,391	350,802
Applications payments		(175,163)	(201,523)
Applications reversals		(210,262)	(862,335)	[2]
Ending balance		$ 10,117,928	$ 10,799,997

[1]	See Note 12d.
[2]	Reversals includes the sale of Claro Panama and Claro Chile disposal. See Note 12b.